Note 3 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011
Residential real estate	$226,022	$238,490
Commercial real estate:
Owner-occupied	104,842	129,364
Nonowner-occupied	52,792	56,620
Construction	17,376	21,471
Commercial and industrial	57,239	45,200
Consumer:
Automobile	41,168	45,702
Home equity	18,332	20,507
Other	40,517	40,954
	558,288	598,308
Less: Allowance for loan losses	6,905	7,344

Loans, net	$551,383	$590,964

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,860	$3,493	$636	$1,355	$7,344
Provision for loan losses	395	2,367	(1,381)	202	1,583
Loans charged off	(1,066)	(1,949)	(499)	(1,622)	(5,136)
Recoveries	140	35	2,027	912	3,114
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905
December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,051	$3,083	$3,795	$1,457	$9,386
Provision for loan losses	2,642	932	439	883	4,896
Loans charged off	(2,034)	(1,913)	(4,725)	(1,750)	(10,422)
Recoveries	201	1,391	1,127	765	3,484
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Allowance for Credit Losses on Financing Receivables [Table Text Block]
2010
Allowance for loan losses:
Beginning balance	$8,198
Provision for loan losses	5,871
Loans charged off	(5,879)
Recoveries	1,196
Total ending allowance balance	$9,386

Allowance for Loan Losses and the Recorded Investment of Loans [Table Text Block]
December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$128	$1,979	$-	$-	$2,107
Collectively evaluated for impairment	1,201	1,967	783	847	4,798
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

Loans:
Loans individually evaluated for impairment	$827	$16,354	$-	$220	$17,401
Loans collectively evaluated for impairment	225,195	158,656	57,239	99,797	540,887
Total ending loans balance	$226,022	$175,010	$57,239	$100,017	$558,288
December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$130	$525	$-	$-	$655
Collectively evaluated for impairment	1,730	2,968	636	1,355	6,689
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

Loans:
Loans individually evaluated for impairment	$1,505	$9,733	$334	$-	$11,572
Loans collectively evaluated for impairment	236,985	197,722	44,866	107,163	586,736
Total ending loans balance	$238,490	$207,455	$45,200	$107,163	$598,308

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 2012	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized

With no related allowance recorded:
Residential real estate	$619	$407	$-	$493	$-	$-
Commercial real estate:
Owner-occupied	5,528	5,528	-	4,729	338	338
Nonowner-occupied	10,085	8,847	-	4,767	456	456
Commercial and industrial	426	-	-	-	-	-
Consumer:
Home equity	220	220	-	176	9	9

With an allowance recorded:
Residential real estate	420	420	128	420	23	23
Commercial real estate:
Nonowner-occupied	1,979	1,979	1,979	1,132	38	38

Total	$19,277	$17,401	$2,107	$11,717	$864	$864
December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized

With no related allowance recorded:
Residential real estate	$1,136	$1,085	$-	$748	$36	$31
Commercial real estate:
Owner-occupied	2,774	2,531	-	2,418	207	309
Nonowner-occupied	4,131	4,131	-	4,339	174	57
Commercial and industrial	614	334	-	483	40	40

With an allowance recorded:
Residential real estate	420	420	130	84	27	22
Commercial real estate:
Nonowner-occupied	2,396	2,396	437	2,414	128	118
Construction	675	675	88	677	35	31

Total	$12,146	$11,572	$655	$11,163	$647	$608

2010

Average of individually impaired loans during year	$24,589
Interest income recognized during impairment	$1,158
Cash basis interest income recognized	$1,083

Schedule of Recorded Investment in Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2012
Residential real estate	$341	$2,533
Commercial real estate:
Owner-occupied	-	675
Nonowner-occupied	-	352
Consumer:
Automobile	11	4
Home equity	-	62
Other	7	-

Total	$359	$3,626
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2011
Residential real estate	$439	$2,536
Commercial real estate:
Owner-occupied	-	125
Consumer:
Automobile	13	12
Home equity	-	5
Other	7	-

Total	$459	$2,678

Past Due Financing Receivables [Table Text Block]
December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,525	$1,033	$2,797	$9,355	$216,667	$226,022
Commercial real estate:
Owner-occupied	753	111	675	1,539	103,303	104,842
Nonowner-occupied	–	–	352	352	52,440	52,792
Construction	–	–	–	–	17,376	17,376
Commercial and industrial	202	–	–	202	57,037	57,239
Consumer:
Automobile	905	138	13	1,056	40,112	41,168
Home equity	112	37	62	211	18,121	18,332
Other	1,066	162	7	1,235	39,282	40,517

Total	$8,563	$1,481	$3,906	$13,950	$544,338	$558,288
December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,731	$1,144	$2,975	$7,850	$230,640	$238,490
Commercial real estate:
Owner-occupied	182	-	125	307	129,057	129,364
Nonowner-occupied	-	232	-	232	56,388	56,620
Construction	204	-	-	204	21,267	21,471
Commercial and industrial	171	14	-	185	45,015	45,200
Consumer:
Automobile	864	110	13	987	44,715	45,702
Home equity	75	76	5	156	20,351	20,507
Other	506	162	7	675	40,279	40,954

Total	$5,733	$1,738	$3,125	$10,596	$587,712	$598,308

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2012
Residential real estate
Interest only payments	$-	$180	$180
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	-	675	675
Rate reduction	440	-	440
Maturity extension at lower stated rate than market rate	191	-	191
Reduction of principal and interest payments	4,222	-	4,222
Nonowner-occupied
Interest only payments	9,856	300	10,156
Reduction of principal and interest payments	670	-	670

Total TDR’s	$15,799	$1,155	$16,954
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2011
Residential real estate
Interest only payments	$-	$283	$283
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	680	-	680
Rate reduction	449	-	449
Maturity extension at lower stated rate than market rate	219	-	219
Nonowner-occupied
Interest only payments	6,296	-	6,296
Construction
Interest only payments	674	-	674
Commercial and industrial
Interest only payments	334	-	334

Total TDR’s	$9,072	$283	$9,355

Troubled Debt Restructurings on Financing Receivables, Pre and Post Modification (Table Text Block)
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2012
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$4,266	$4,222	-	-
Nonowner-occupied
Interest only payments	5,984	5,984	-	-
Reduction of principal and interest payments	686	671	-	-

Total TDR’s	$10,936	$10,877	-	-
	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2011
Commercial real estate:
Owner-occupied
Rate reduction	$959	$868	-	-
Maturity extension at lower stated rate than market rate	226	219	-	-
Nonowner-occupied
Interest only payments	400	400	-	-

Total TDR’s	$1,585	$1,487	-	-

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2012	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$87,614	$14,057	$3,171	$104,842
Nonowner-occupied	39,627	2,171	10,994	52,792
Construction	16,276	-	1,100	17,376
Commercial and industrial	47,226	4,793	5,220	57,239
Total	$190,743	$21,021	$20,485	$232,249
December 31, 2011	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$103,743	$15,030	$10,591	$129,364
Nonowner-occupied	30,375	12,815	13,430	56,620
Construction	19,519	-	1,952	21,471
Commercial and industrial	36,633	3,250	5,317	45,200
Total	$190,270	$31,095	$31,290	$252,655

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 2012	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$41,153	$18,270	$40,510	$223,148	$323,081
Nonperforming	15	62	7	2,874	2,958
Total	$41,168	$18,332	$40,517	$226,022	$326,039
	Consumer
December 31, 2011	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$45,677	$20,502	$40,947	$235,515	$342,641
Nonperforming	25	5	7	2,975	3,012
Total	$45,702	$20,507	$40,954	$238,490	$345,653